Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Sep. 30, 2024
C000250824
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 10,259	$ 10,000
C000250823
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 10,280	10,000
C000250826
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 10,987	10,000
C000250825
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 11,010	10,000
Lincoln National Corp. Index: Morningstar Emerging Markets Sovereign Bond GR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Sovereign Bond GR USD
Account Value	$ 10,213	10,000
Lincoln National Corp. Index: Morningstar Emerging Markets Sovereign Bond GR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Sovereign Bond GR USD
Account Value	$ 10,213	10,000
Lincoln National Corp. Index: Morningstar US Market TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Account Value	$ 11,117	10,000
Lincoln National Corp. Index: Morningstar US Market TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar US Market TR USD
Account Value	$ 11,117	10,000
Lincoln National Corp. Index: U.S. Consumer Price Index Urban Consumers NSA
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Consumer Price Index Urban Consumers NSA
Account Value	$ 10,246	10,000
Lincoln National Corp. Index: U.S. Consumer Price Index Urban Consumers NSA
Account Value [Line Items]
Line Graph and Table Measure Name	U.S. Consumer Price Index Urban Consumers NSA
Account Value	$ 10,246	10,000
Lincoln National Corp. Index:: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index (BXM)
Account Value	$ 10,521	10,000
Lincoln National Corp. Index:: CBOE S&P 500 BuyWrite Index (BXM)
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index (BXM)
Account Value	$ 10,521	$ 10,000